Derivative Liabilities (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 17, 2013	Nov. 04, 2013
Derivative Liabilities (Textual)
Derivative gain							$ 1,271
Fair value of derivative liability								$ 1,271
Convertible debt percentage									10.00%	10.00%
Convertible debt									$ 60,000	$ 50,000
Debentures term					1 year
Convertible into common stock at conversion price lower					$ 400
Conversion price percentage					80.00%
Change in fair market value of conversion option liability				$ 6,088	$ 6,088	$ 6,839